Accounts Receivable and Others (Details) - Schedule of Recoverable Taxes - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule of Recoverable Taxes [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 14,702	R$ 8,658
Income tax losses and social contribution carryforwards	624	624
Other recoverable taxes and contributions	139	152
Tax on value added - IVA – (Paraguay/Bolivia)	7,318	8,644
Other recoverable taxes	271	293
Total current	23,054	18,371
ICMS recoverable	8,943	8,910
Non-cumulative PIS and COFINS to be offset	19,860	12,506
IRRF on financial investments to be offset	380	1,991
INSS recoverable	26	70
Tax on value added - IVA – (Paraguay/Bolivia)	13,999	11,542
Total noncurrent	R$ 43,208	R$ 35,019